Shareholder Report, Line Graph (Details) - USD ($)			9 Months Ended	12 Months Ended		21 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 16, 2018	May 31, 2016	May 31, 2019	May 31, 2026	May 31, 2017	May 31, 2020	May 31, 2018	May 31, 2021	May 31, 2019	May 31, 2022	May 31, 2020	May 31, 2023	May 31, 2021	May 31, 2024	May 31, 2022	May 31, 2025	May 31, 2023	May 31, 2026	May 31, 2024	May 31, 2025	May 31, 2026
C000202991
Account Value [Line Items]
Line Graph and Table Measure Name				Adler Value Fund - Institutional Class
Accumulated Value	$ 10,000		$ 9,890			$ 10,000		$ 15,578		$ 15,321		$ 13,201		$ 15,787		$ 17,006		$ 18,994
C000130673
Account Value [Line Items]
Line Graph and Table Measure Name				Wavelength Fund
Accumulated Value		$ 10,000			$ 10,683		$ 10,892		$ 11,511		$ 12,192		$ 13,215		$ 12,353		$ 12,091		$ 12,810	$ 13,726	$ 15,201
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		9,844			11,108		15,587		15,540		15,994		20,502		23,275		30,206
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,158		10,120		10,768		11,781		11,734		10,769		10,538		10,676	11,258	11,836
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000		9,644			10,051		14,055		14,402		14,837		18,403		19,330		23,718
S&P 1000 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 9,997		$ 8,807			$ 7,898		$ 13,658		$ 13,202		$ 12,477		$ 14,905		$ 15,287		$ 19,367
S&P/BGCantor US Treasury Bill 0-3 Index TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
Accumulated Value		$ 10,000			$ 10,039		$ 10,161		$ 10,388		$ 10,562		$ 10,572		$ 10,586		$ 10,939		$ 11,543	$ 12,101	$ 12,587